Long-Term Debt - Additional Information - Bonds (Details)		1 Months Ended		3 Months Ended	12 Months Ended
	Jul. 02, 2018 USD ($)	Jul. 31, 2018 USD ($)	May 31, 2014 USD ($)	Nov. 30, 2013 USD ($) vessel	Dec. 31, 2018 USD ($)	Dec. 31, 2017 USD ($)	Dec. 31, 2016 USD ($)	Dec. 31, 2018 NOK (kr)	Jul. 31, 2018 NOK (kr)	Dec. 31, 2017 NOK (kr)	Sep. 25, 2017 USD ($)	Aug. 31, 2017 USD ($)	Jul. 01, 2016 USD ($)	Feb. 28, 2015 USD ($)
Debt Instrument [Line Items]
Carrying amount of debt					$ 3,097,742,000	$ 3,123,728,000
Long-term portion					2,543,406,000	2,533,961,000
Aggregate principal amount					3,142,177,000	3,173,229,000
Loss on debt repurchase					55,479,000	3,102,000	$ 0
Due to affiliates (notes 11f and 11l)					0	$ 163,037,000
Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Debt issued					10,000,000			kr 86,000,000		kr 1,000,000,000
Repurchased aggregate principal amount		$ 914,000,000
Aggregate purchase price		113,800,000							kr 932,200,000
Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 700,000,000.0	$ 700,000,000
Carrying amount of debt					700,000,000
Debt instrument term (in years)	5 years	5 years
Interest rate, percentage	8.50%	8.50%							8.50%
Bonds | Senior Bonds due in June 2024
Debt Instrument [Line Items]
Debt instrument, face amount														$ 30,000,000
Carrying amount of debt					$ 17,200,000
Interest rate, percentage					4.27%			4.27%
Bonds | 10-Year Senior Secured Bonds
Debt Instrument [Line Items]
Debt instrument, face amount				$ 174,200,000
Carrying amount of debt					$ 123,900,000
Debt instrument term (in years)				10 years
Number of vessels | vessel				2
Interest rate, percentage				4.96%
Bonds | Senior Unsecured Bonds due in August 2022
Debt Instrument [Line Items]
Debt instrument, face amount												$ 250,000,000.0
Aggregate principal amount					250,000,000
Interest rate, percentage												7.125%
Bonds | U.S. Dollar Bonds due through 2019
Debt Instrument [Line Items]
Debt instrument, face amount			$ 300,000,000
Fixed interest rate			6.00%
Debt instrument term (in years)		5 years	5 years
Aggregate principal amount					74,800,000
Repurchased aggregate principal amount		$ 225,200,000
Aggregate purchase price		$ 230,800,000
Subordinated debt | Brookfield Promissory Note
Debt Instrument [Line Items]
Debt instrument, face amount											$ 200,000,000
Interest rate, percentage											10.00%
Non-cash accretion expense					31,500,000
Due to affiliates (notes 11f and 11l)					168,500,000						$ 200,000,000		$ 200,000,000
Brookfield Promissory Note | Brookfield
Debt Instrument [Line Items]
Early termination fee					$ 12,000,000
NIBOR | Bonds | Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Marginal rate added for interest paid (as a percent)					4.25%
Interest rate swap agreements
Debt Instrument [Line Items]
Notional amount					$ 1,466,145,000
Interest rate swap agreements | Bonds | Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Debt instrument, face amount					$ 15,400,000
Fixed interest rate					7.45%			7.45%
Cross currency swap agreement
Debt Instrument [Line Items]
Fixed interest rate					7.45%			7.45%
Notional amount					$ 15,409,000
Cross currency swap agreement | Bonds | Norwegian Kroner Bond maturing in January 2019
Debt Instrument [Line Items]
Notional amount | kr								kr 95,000,000
Minimum | Subordinated debt
Debt Instrument [Line Items]
Premiums on repurchased bonds (as a percentage)					2.00%			2.00%
Maximum | Subordinated debt
Debt Instrument [Line Items]
Premiums on repurchased bonds (as a percentage)					2.50%			2.50%
Brookfield | Bonds | Five-Year Senior Unsecured Bonds Maturing July 2023
Debt Instrument [Line Items]
Debt instrument, face amount	$ 500,000,000
Long-term portion					$ 475,000,000